Stock-Based Compensation (FY) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Stock-Based Compensation [Abstract]
Summary of Stock-Based Compensation Expense
The following table presents the classification of stock-based compensation expense recognized for the periods below:

	Three months ended September 30,		Nine months ended September 30,
(in thousands)	2018	2017	2018	2017
Selling, general and administrative expense	$440	$106	$1,446	$351
Research and development expense	(3)	5	98	43
Total stock-based compensation expense	$437	$111	$1,544	$394

The following table summarizes the stock-based compensation expense which was recognized in the consolidated statements of operations for the years ended December 31,
(Dollars in thousands)	2017	2016
Selling, general and administrative	$452	$630
Research and development	50	385
Total	$502	$1,015

Summary of Plan Stock Option Activity
The following is a summary of the Plans’ stock option activity during the years ended December 31:
	2017		2016
	Options Outstanding	Weighted Average Exercise Price	Options Outstanding	Weighted Average Exercise Price
Beginning Balance	4,354	$2,295.37	3,260	$3,664.61
Granted	34,651	$11.57	2,257	$543.63
Exercised	—	—	—	—
Forfeited/expired	(2,643)	$2,666.48	(1,163)	$2,729.60
Outstanding at December 31	36,362	$91.48	4,354	$2,295.37
Vested at December 31	2,344	$964.27	2,134	$3,780.79

Schedule of Weighted Average Assumptions used in Black-Scholes Option Pricing Model
The following table provides the weighed average assumptions used in the Black-Scholes option pricing model for the years ended December 31:
	2017	2016
Expected dividend yield	0%	0%
Risk-free interest rate	1.97%	1.71%
Expected volatility	103%	86%
Expected life (in years)	6.25	6.25

Summary of Restricted Stock Award Activity
The following table summarizes restricted stock award activity during 2017 and 2016:
	2017		2016
	RSUs	Weighted Average Grant Price	RSUs	Weighted Average Grant Price
Nonvested, beginning balance	499	$583.29	15	$2,574.00
Granted	138	$108.20	1,131	$553.88
Vested	(392)	$132.70	(619)	$443.40
Forfeited	—	—	(28)	$426.00
Nonvested at December 31	245	$521.23	499	$583.29